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May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Mr. Mark Cowan
      Document Control - EDGAR

RE:   RiverSource Variable Annuity Account ("Registrant")
           RiverSource(R) Innovations Select Variable Annuity
           RiverSource(R) Endeavor Select Variable Annuity
           RiverSource(R) Innovations Variable Annuity
           RiverSource(R) Innovations Classic Select Variable Annuity RiverSource(R) Innovations Classic Variable Annuity
           RiverSource(R) New Solutions Variable Annuity
           Evergreen EssentialSM Variable Annuity
           Evergreen New Solutions Select Variable Annuity
           Evergreen New Solutions Variable Annuity
           Wells Fargo Advantage(R) Select Variable Annuity
        File Nos.: 333-139763/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 16 (Amendment). This Amendment was filed electronically on April 20, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Dixie Carroll
    ---------------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary